Fair Value Measurements - Significant Inputs to the Private Warrant Valuation (Details)	Mar. 31, 2021 $ / shares USD ($)	Jan. 29, 2021 $ / shares USD ($)
Class of Warrant or Right [Line Items]
Warrant liability, measurement input		0.45
Exercise price
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	11.50	11.50
Stock price
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	18.30	24.95
Volatility
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	55.8	25.0
Remaining term in years
Class of Warrant or Right [Line Items]
Warrant liability, measurement input | $	4.83	5.00
Dividend yield
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0	0